Related Party Transactions - Equity Contribution Agreements (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Capital contributions		$ 0	$ 145,000,000	$ 711,000,000
Cheniere Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Letters of credit issued		0
CCH Credit Facility [Member]
Related Party Transaction [Line Items]
Letters of credit issued	[1]	0
Cheniere [Member] | Equity Contributions Agreement [Member]
Related Party Transaction [Line Items]
Capital contributions		703,000,000
Cheniere [Member] | Equity Contributions Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Capital contributions		1,100,000,000
Cheniere [Member] | Previous Equity Contributions Agreement [Member]
Related Party Transaction [Line Items]
Capital contributions		2,000,000,000.0
Cheniere [Member] | CCH Credit Facility [Member] | Equity Contributions Agreement [Member]
Related Party Transaction [Line Items]
Related Party Agreement, Additional Contribution Requirement, Debt Instrument, Commitments Reduction Threshold		$ 0

[1]	Our obligations under the CCH Credit Facility are secured by a first priority lien on substantially all of our and our subsidiaries assets and by a pledge by Cheniere CCH Holdco I, LLC of its limited liability company interests in us.